American Mutual Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

January 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       American Mutual Fund

File Nos. 002-10607 and 811-00572

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on December 31, 2014 of the Registrant’s Post-Effective Amendment No. 133 under the Securities Act of 1933 and Amendment No. 53 under the Investment Company Act of 1940.

Sincerely,

MICHAEL W. STOCKTON